PayPal Money Market Fund

--------------------------------------------------------------------------------
Seven-Day Yield                                                      2.12%
Total Return:
-------------
1 Year for the Year Ending December 31, 2001                         2.86%
Annualized Since Inception (November 18, 1999)                       4.34%

The U.S. economy showed signs of weak growth throughout the year ended December 31, 2001.According to official reports, the economy slipped into recession starting in March. In an effort to keep the recession short and shallow, the Federal Reserve Board (the "Fed") cut its target federal funds rate eleven times during the year to 1.75%, its lowest level in 40 years. The discount rate followed closely behind to end the year at 1.25%.

Throughout the first quarter, a significant portion of the Fund was positioned to mature within one month, as many securities with longer maturities were priced to incorporate another inter-meeting and/or overly aggressive Fed move. After a positive consumer confidence report caused yields on assets to increase, the Fund chose to exercise its lengthening strategy. This proved advantageous and prudent as the Fed eased aggressively and then moved to a moderate pace late in the second quarter. During the second and third quarters, anticipating further Fed rate cuts, the fund purchased assets with maturities between three and six months.

The Fund benefited from positive performance during the fourth quarter, which was due in large part to the longer-maturity paper purchased in the second and third quarters, along with some well-timed opportunities taken in the fourth quarter. Given the large amount of Fed easing done in 2001, maintaining a longer weighted average maturity throughout the year proved advantageous.

As we move into 2002, we continue to watch for signs leading to a reversal in monetary policy. This will most likely begin with a restocking of business inventories and will inevitably lead to increased consumer spending. While that is happening, we will be cautious to execute as we look for opportunities that compensate for a re-acceleration beginning as early as the second quarter of 2002.

     Additional Information

     The PayPal Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the Fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

The seven-day yield is an annualized yield for the seven-day period ended December 31, 2001. "Annualized yield" refers to the interest you would earn if you held a share of the PayPal Money Market Reserve Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management. Performance figures for the Fund and for the Master Portfolio's benchmark, the Money Fund Report All-Taxable Average (the "Average") represent past performance of the Fund and it is not possible to invest directly in an Average. Share value will fluctuate so that an investors' shares, when redeemed, may be worth more or less than the original investment. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                                             See Crosschecks Tab

PayPal Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investments:
In Money Market Master Portfolio ("Master Portfolio"), at value (Note 1)          $ 82,613,432
Receivables:
   Capital shares sold                                                               4,039,272
                                                                                  ------------
Total Assets                                                                        86,652,704
                                                                                  ------------
LIABILITIES

Payables:
   Capital shares redeemed                                                           4,351,868
   Accrued advisory fee (Note 2)                                                        56,580
   Distribution to shareholders                                                         37,655
                                                                                  ------------
Total Liabilities                                                                    4,446,103
                                                                                  ------------
NET ASSETS                                                                        $ 82,206,601
                                                                                  ============
Net assets consist of:
   Paid-in capital                                                                  82,204,031
   Undistributed net realized gain on investments                                        2,570
                                                                                  ------------
NET ASSETS                                                                        $ 82,206,601
                                                                                  ============
Shares outstanding                                                                  82,204,031
                                                                                  ============
Net asset value and offering price per share                                      $       1.00
                                                                                  ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
   Interest                                                                                    $ 4,061,621
   Expenses                                                                                        (95,817)
                                                                                               -----------
Net investment income allocated from corresponding Master Portfolio                              3,965,804
                                                                                               -----------
FUND EXPENSES (Note 2)
   Management fees                                                                               1,721,125
                                                                                               -----------
Total fund expenses                                                                              1,721,125
                                                                                               -----------
Less:
   Fees reimbursed by PPAM (Note 2)                                                               (424,893)
                                                                                               -----------
Total Net Expenses                                                                               1,296,232
                                                                                               -----------
Net investment income                                                                            2,669,572
                                                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER
PORTFOLIO
   Net realized gain                                                                                 2,570
                                                                                               -----------

Net gain on investments                                                                              2,570
                                                                                               -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 2,672,142
                                                                                               ===========

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   For the Year Ended   For the Year Ended
                                                                   December 31, 2001    December 31, 2000
                                                                   ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                                                $   2,669,572        $   1,626,654
   Net realized gain                                                            2,570                   --
                                                                        -------------        -------------
Net increase in net assets resulting from operations                        2,672,142            1,626,654
                                                                        -------------        -------------
Distributions to shareholders:
   From net investment income                                              (2,669,572)          (1,626,654)
                                                                        -------------        -------------
Total distributions to shareholders                                        (2,669,572)          (1,626,654)
                                                                        -------------        -------------
Capital share transactions:
   Proceeds from shares sold                                              559,842,548          154,711,772
   Net asset value of shares issued in reinvestment of
     dividends and distributions                                            1,845,150            1,523,316
   Cost of shares redeemed                                               (555,373,814)         (81,541,111)
                                                                        -------------        -------------
Net increase in net assets resulting from capital share transactions        6,313,884           74,693,977
                                                                        -------------        -------------
Increase in net assets                                                      6,316,454           74,693,977
                                                                        -------------        -------------
NET ASSETS:

Beginning of year                                                          75,890,147            1,196,170
                                                                        -------------        -------------
End of year
          (including undistributed net investment income of $0)         $  82,206,601        $  75,890,147
                                                                        =============        =============
SHARES ISSUED AND REDEEMED:
   Shares sold                                                            559,842,548          154,711,772
   Shares issued in reinvestment of dividends and distributions             1,845,150            1,523,316
   Shares redeemed                                                       (555,373,814)         (81,541,111)
                                                                        -------------        -------------
Net Increase in Shares Outstanding                                          6,313,884           74,693,977
                                                                        =============        =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

----------------------------------------------------------------------------------------------------------------

                                                                                                     Period from
                                                                                                   Nov. 18, 1999
                                                                                                   (Commencement
                                                                 Year ended      Year ended    of Operations) to
                                                              Dec. 31, 2001   Dec. 31, 2000        Dec. 31, 1999
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $   1.00        $   1.00             $   1.00
                                                                   --------        --------             --------
Income from investment operations:

     Net investment income                                             0.03            0.05                 0.01
                                                                   --------        --------             --------
Total from investment operations                                       0.03            0.05                 0.01
                                                                   --------        --------             --------
Less distributions:

     From net investment income                                       (0.03)          (0.05)               (0.01)
                                                                   --------        --------             --------
Total distributions                                                   (0.03)          (0.05)               (0.01)
                                                                   --------        --------             --------
Net asset value, end of period                                     $   1.00        $   1.00             $   1.00
                                                                   ========        ========             ========
Total return                                                            .86             .56                  .65  \\(3)\\
                                                                   ========        ========             ========
Ratios/Supplemental data:
     Net assets, end of period (000s)                              $ 82,207        $ 75,890             $  1,196
     Ratio of expenses to average net assets              \\(1)\\      1.46%           1.38%                0.50% \\(4)\\
     Ratio of net investment income to average net assets \\(2)\\      2.80%           5.32%                5.92% \\(4)\\
---------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets prior to waived
     fees and reimbursed expenses                                      1.90%           1.75%                0.60% \\(4)\\
     Ratio of net investment income (loss) to average net assets
     prior to waived fees and reimbursed expenses                      2.36%           4.95%                5.82% \\(4)\\
---------------------------------------------------------------------------------------------------------------

     Not Annualized.
     Annualized.

The accompanying notes are an integral part of these financial statements.

Other (Manual Entry)
Other (Manual Entry)

PAYPAL MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     PayPal Money Market Fund (the "Fund"), is a diversified series of PayPal Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware business trust organized pursuant to a Declaration of Trust on June 3, 1999.

     The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

     The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Investment Policy and Security Valuation

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio") a separate series of Master Investment Portfolio ("MIP"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (4.68% as of December 31, 2001). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio's Notes to the Financial Statements, which are included elsewhere in this report.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     Security Transactions and Income Recognition

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     Dividends and Distributions to Shareholders

     Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

     Federal Income Taxes

The Fund has elected ans intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualifed, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     PayPal Asset Management, Inc. ("PPAM"), a wholly owned subsidiary of PayPal, Inc. ("PayPal"), serves as the Fund's investment adviser. For both its advisory and administrative services, PPAM is paid a "unified" fee from the Fund at an annual rate of 1.80% of the Fund's average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any) and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund's average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

     The Trust and PPAM have also entered into a written expense limitation and reimbursement agreement, under which PPAM has agreed to limit the Fund's operating expenses to an annual rate of 1.50% of the Fund's average daily net assets. After an initial term of one year, this agreement will be renewed thereafter for successive one-year terms on an annual basis, subject to the approval of the Board of Trustees. As of December 19, 2001, PPAM voluntarily increased its expense reduction by 1.40% of the Fund's average daily net assets, resulting in a net annual expense ratio of 0.10%. PPAM waived expenses totaling $424,893 or 0.45% of the Fund's average daily net assets for the year ended December 31, 2001.

     PayPal serves as the shareholder servicing agent for the Fund. PayPal is also responsible for maintaining the Fund's shareholder accounts. PPAM serves as the Fund's transfer agent.

     Investor's Bank & Trust Company (the "Administrator") provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3.   CAPITAL SHARE TRANSACTIONS

     As of December 31, 2001, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

Independent Accountants' Report

To the Shareholders and Board of Trustees of PayPal Funds:

In our opinion the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the "Fund"), a series of PayPal Funds, at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The financial statements of the Fund as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
February 18, 2002

CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS (UNAUDITED)

     As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Board of Trustees of the Fund voted to terminate the appointment of KPMG LLP as the Fund's independent accountants for the fiscal year ended December 31, 2001 and appoint PricewaterhouseCoopers LLP as the independent accountants for the fiscal year ended December 31, 2001. During the two previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Fund and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

MANAGEMENT OF THE FUND (UNAUDITED):

Disinterested Trustees/1/
-------------------------
-----------------------------------------------------------------------------------------------
    Name,      Position(s)   Term of     Principal Occupation(s)       Number of      Other
Address, and   Held with   Office and     During Past 5 Years         Portfolios  Directorships
    Age/2/     the Trusts   Length of                                   in Fund      Held by
                             Time                                      Complex       Trustee
                           Served /3/                                  Overseen
                                                                      by Trustee
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Nicole E.      Trustee                  President, Nicole E. Faucher   1
Faucher                                 & Associates (Internet
                                        company) (1998-present);
Born in 1957                            formerly, Chief Executive
                                        Officer, CapSpring.com, Inc.
                                        (Internet pension consulting)
                                        (2000-2001); President, R.V.
                                        Kohn's & Associates
                                        (investment consulting)
                                        (1996-98); Managing
                                        Director, Western Region,
                                        SEI Capital Resources
                                        (investment consulting)
                                        (1993-96)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Kevin T.       Trustee                  Principal and Portfolio        1
Hamilton                                Manager, Messner & Smith
                                        Investment Management
Born in 1961                            Limited (1998-present);
                                        formerly, Executive Vice
                                        President, Montgomery Asset
                                        Management, LLC (1991-98).
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Richard D.     Advisory                                                1
Kernan         Trustee
-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Gregory N.                Trustee                                     Vice President, Off-Road           1
River                                                                 Capital (private investments)
                                                                      (2000-present); Founder,
Born in 1956                                                          Owner, and President, Paladin
                                                                      Consulting Company (1996-
                                                                      2000); Consultant (investment
                                                                      services), Self-Employed
                                                                      (1994-96).
------------------------------------------------------------------------------------------------------------------------------------

Interested Trustees /4/
-----------------------
------------------------------------------------------------------------------------------------------------------------------------
     Name,               Position(s)        Term of                   Principal Occupation(s)            Number of       Other
 Address, and            Held with         Office and                   During Past 5 Years              Portfolios   Directorships
    Age /2/              the Trusts        Length of                                                      in Fund       Held by
                                             Time                                                         Complex       Trustee
                                           Served /3/                                                     Overseen
                                                                                                         by Trustee
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
John T. Story /5/           Trustee;                                  Executive Vice President,          1
                            President                                 PayPal, Inc., (1999-present);
Born in 1940                                                          President, John T. Story &
                                                                      Associates (mutual fund
                                                                      consulting) (1998-99);
                                                                      Executive Vice President,
                                                                      Montgomery Asset
                                                                      Management (1994-1998).

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Principal Officers
------------------------------------------------------------------------------------------------------------------------------------
     Name,               Position(s)        Term of                   Principal Occupation(s) During Past 5 Years
 Address, and            Held with         Office and
    Age /2/              the Trusts        Length of
                                             Time
                                           Served /6/
------------------------------------------------------------------------------------------------------------------------------------
Mark Sullivan            Vice President                               President, PayPal Asset Management, Inc.
                                                                      (1999- present); Vice President, First Data
Born in 1960                                                          Investor Services (1997-1999); Vice President
                                                                      of Montgomery Asset (1993-1997).

John Muller              Secretary                                    General Counsel, PayPal, Inc. and PayPal Asset
                                                                      Management, Inc. (2000-present); Partner,
                                                                      Brobeck, Phleger & Harrison (San Francisco)
Born in 1961                                                          (1998-2000); Of Counsel, Brobeck, Phleger &
                                                                      Harrison (San Francisco) (1996-1998); Vice
                                                                      President and Senior Counsel, Shawmut Bank,
                                                                      N.A. (Boston) (1995-1996).
------------------------------------------------------------------------------------------------------------------------------------
Jeff Gaboury             Treasurer;                                   Director, Reporting and Compliance, Investors
                         Chief Financial                              Bank & Trust Company (1996-present);
                         Officer                                      Compliance Manager, Scudder Kemper
Born in 1968                                                          Investments, Inc. (1995-1996).
------------------------------------------------------------------------------------------------------------------------------------

/1/ Disinterested Trustees are those Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

/2/ The address of each Trustee and Officer of the Trust is c/o PayPal, Inc., 1840 Embarcadero Road East Palo Alto, California 94303.

/3/ As provided in the Trust Instrument of the Trust, each Trustee holds office during the lifetime of the Trust and until its termination or until his or her resignation, retirement, or removal as provided in the Trust Instrument.

/4/ Interested Trustees are those Trustees who are "interested persons" of the Trusts as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

/5/ Mr. Story is deemed to be an "interested" Trustee of the Trusts because of his affiliation with the Adviser.

/6/ As provided in the By-Laws of the Trust, each of the President, the Treasurer and the Secretary shall hold office until his or her respective successor shall have been duly elected and qualified

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2001

Security                                        Face Amount                Value
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.12%

--------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank AG
  1.78%, 02/14/02                              $  5,000,000         $  5,000,000
  2.05%, 01/31/02                                40,000,000           40,000,000
Bayerische Landesbank
  5.05%, 02/26/02                                20,000,000           20,097,150
BNP Paribas
  3.42%, 03/06/02                                15,000,000           15,037,014
Chase Manhattan Bank USA
  1.75%, 03/12/02                                25,000,000           25,000,000
Comerica Bank-Detroit
  3.71%, 09/17/02                                10,000,000           10,004,049
Commerzbank AG
  3.64%, 01/22/02                                 5,000,000            5,000,037
Dresdner Bank AG
  2.53%, 10/15/02                                10,000,000           10,041,195
Societe Generale
  3.88%, 07/29/02                                15,000,000           14,998,329
Svenska Handelsbanken AB
  1.84%, 01/17/02                                36,000,000           35,999,839
Toronto-Dominion Bank
  2.04%, 11/13/02                                10,000,000           10,000,000
US Bank NA Minnesota
  3.44%, 02/25/02                                 5,000,000            5,000,000
--------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $196,177,613)                                                 196,177,613
--------------------------------------------------------------------------------

Security                                        Face Amount                Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER--51.73%

--------------------------------------------------------------------------------
Amstel Funding Corp.
  1.93%, 04/12/02                                11,483,000           11,420,823
  1.97%, 03/07/02                                 5,000,000            4,982,215
  2.12%, 02/12/02                                10,000,000            9,975,267
  2.15%, 05/24/02                                10,000,000            9,914,597
  2.34%, 01/04/02                                10,000,000            9,998,054
  2.34%, 03/04/02                                 8,767,000            8,731,669
  2.37%, 04/10/02                                20,000,000           19,869,650
  3.53%, 02/11/02                                 5,000,000            4,979,899
Banque Generale du Luxembourg
  1.92%, 02/04/02                                25,000,000           24,954,667

COFCO Capital Corp.
   1.86%, 01/10/02                                   14,400,000     14,393,304
Danske Corp.
   3.39%, 02/19/02                                    5,000,000      4,976,929
Deutsche Bank Financial LLC
   2.06%, 02/11/02                                   10,000,000      9,976,539
Dorada Finance Inc.
   2.32%, 01/22/02                                    5,000,000      4,993,233
Edison Asset Securitization Corp.
   2.07%, 02/14/02                                   10,000,000      9,974,700
Falcon Asset Securitization Corp.
   1.87%, 02/15/02                                    5,560,000      5,547,004
Fayette Funding LP
   2.00%, 02/06/02                                   20,000,000     19,960,000
Formosa Plastics
   1.80%, 03/21/02                                   13,000,000     12,948,650
   2.07%, 02/20/02                                    3,740,000      3,729,248
Forrestal Funding Corp.
   1.92%, 03/05/02                                   20,000,000     19,932,800
   2.13%, 01/28/02                                   25,000,000     24,960,063
GE Capital International
   1.81%, 03/20/02                                   10,000,000      9,960,783
   2.29%, 02/13/02                                   25,000,000     24,931,618
General Electric Capital Corp.
   2.03%, 02/22/02                                   10,000,000      9,970,678
   3.36%, 02/19/02                                   10,000,000      9,954,266
Goldman Sachs Group Inc.
   1.75%, 01/02/02                                   37,000,000     36,998,201
Intrepid Funding
   2.10%, 01/18/02                                   13,053,000     13,040,056
   2.10%, 01/28/02                                   35,000,000     34,944,875
   2.38%, 01/18/02                                   29,000,000     28,967,407
Jupiter Securitization Corp.
   1.87%, 02/14/02                                    3,679,000      3,670,591
   1.87%, 02/13/02                                    4,382,000      4,372,212
   2.05%, 01/04/02                                    5,000,000      4,999,146
   2.07%, 01/22/02                                   10,000,000      9,987,925
   2.08%, 01/16/02                                   10,000,000      9,991,333
   2.32%, 01/22/02                                    9,844,000      9,830,678
   2.35%, 01/14/02                                    5,138,000      5,133,640
   3.58%, 01/28/02                                    8,147,000      8,125,125
K2 USA LLC
   1.84%, 03/05/02                                   20,000,000     19,935,600
   2.37%, 02/15/02                                   16,000,000     15,952,700
Liberty Street Funding Corp.
   1.85%, 02/08/02                                   25,000,000     24,951,181
   1.95%, 02/08/02                                   10,000,000      9,979,417
   2.00%, 01/31/02                                    3,580,000      3,574,033
   2.12%, 01/24/02                                   17,193,000     17,169,713
   2.25%, 04/19/02                                    6,162,000      6,120,407
Loch Ness LLC

   1.79%, 03/11/02                   2,304,000       2,296,095
   1.80%, 03/11/02                  10,000,000       9,965,500
   1.85%, 03/19/02                   8,000,000       7,968,344
   2.05%, 04/30/02                   7,765,000       7,712,381
   2.05%, 01/15/02                   3,500,000       3,497,210
   2.12%, 01/15/02                   4,842,000       4,838,008
   2.29%, 01/22/02                  20,000,000      19,973,283
   3.60%, 01/10/02                   5,000,000       4,995,500
   3.61%, 01/23/02                  10,000,000       9,977,939
   3.66%, 01/15/02                  10,000,000       9,985,767
Market Street Funding Corp.
   2.11%, 01/11/02                  10,000,000       9,994,139
Moat Funding LLC
   1.79%, 02/19/02                  25,000,000      24,939,090
   2.28%, 04/22/02                  20,000,000      19,859,400
   3.58%, 01/22/02                  10,000,000       9,979,116
Moriarty LLC
   2.09%, 02/19/02                  15,000,000      14,957,329
Receivables Capital Corp.
   2.05%, 01/18/02                  15,000,000      14,985,479
Sigma Finance Inc.
   1.80%, 02/11/02                  16,976,000      16,941,199
   2.35%, 01/24/02                   3,000,000       2,995,496
Silver Tower US Funding LLC
   1.99%, 01/07/02                  20,000,000      19,993,367
   2.10%, 01/23/02                  15,000,000      14,980,750
   2.14%, 02/01/02                  20,000,000      19,963,145
   2.14%, 01/28/02                   9,000,000       8,985,555
Special Purpose Accounts
Receivable Corp.
   2.09%, 01/29/02                  20,000,000      19,967,489
Svenska Handelsbanken Inc.
   1.91%, 05/06/02                  10,000,000       9,933,681
Swedish Export Credit Corp.
   1.82%, 03/12/02                  54,525,000      54,332,042
Thames Asset Global
Securitization Inc.
   2.56%, 01/30/02                  10,000,000       9,979,378
---------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $912,777,578)                               912,777,578
---------------------------------------------------------------

Security                            Face Amount          Value
---------------------------------------------------------------
MEDIUM TERM NOTES--5.37%
---------------------------------------------------------------
Beta Finance Co. Ltd.
   2.54%, 10/16/02                  15,000,000      15,000,000
   3.67%, 09/10/02                  15,000,000      15,000,000
   4.31%, 05/31/02                   5,000,000       5,000,000
Dorada Finance Inc.
   4.08%, 07/16/02                   5,000,000       5,000,000
General Electric Capital Corp.
   5.50%, 04/15/02                   4,700,000       4,742,082

K2 USA LLC
   2.21%, 11/12/02                10,000,000     10,000,000
Links Finance LLC
   2.20%, 11/19/02                15,000,000     15,000,000
   2.58%, 11/13/02                15,000,000     15,000,000
Sigma Finance Inc.
   4.16%, 08/06/02                10,000,000     10,000,000
-----------------------------------------------------------

TOTAL MEDIUM TERM NOTES
(Cost: $94,742,082)                              94,742,082
-----------------------------------------------------------

Security                          Face Amount         Value
-----------------------------------------------------------
U.S. AGENCY OBLIGATIONS--1.11%

-----------------------------------------------------------
Federal Home Loan Mortgage
Corporation
   2.07%, 11/07/02                20,000,000     19,643,500
-----------------------------------------------------------

TOTAL U.S. AGENCY OBLIGATIONS
(Cost: $19,643,500)                              19,643,500
-----------------------------------------------------------

Security                         Face Amount          Value
-----------------------------------------------------------
VARIABLE & FLOATING RATE NOTES--
28.17%
-----------------------------------------------------------
Associates Corp. of North
America
   1.91%, 06/17/02                15,000,000     14,999,987
   2.22%, 05/17/02                 2,500,000      2,501,330
   2.28%, 02/04/02                 1,000,000      1,000,124
   2.33%, 05/01/02                 6,500,000      6,502,949
Associates Manufactured
Housing Certificates
   2.13%, 10/15/02                 3,522,523      3,522,523
Bank of America Corp.
   2.02%, 06/17/02                 5,285,000      5,292,837
   2.68%, 08/01/02                 2,000,000      2,005,278
   3.75%, 02/11/02                20,000,000     20,006,527
Bank One Corp.
   2.00%, 06/26/02                 3,000,000      3,000,260
   2.11%, 08/12/02                 2,000,000      2,002,425
   2.21%, 05/07/02                10,000,000     10,005,708
Bank One NA
   4.44%, 01/31/02                 3,000,000      3,000,063
Countrywide Home Loans Inc.
   2.33%, 02/01/02                10,000,000     10,000,481
Dorada Finance Inc.
   1.85%, 05/14/02                10,000,000     10,000,000
First Union Corp.
   2.21%, 05/09/02                10,000,000     10,006,040
First Union National Bank
   2.01%, 02/25/02                 5,000,000      4,999,873
   2.14%, 08/16/02                10,000,000     10,007,376
   2.36%, 10/29/02                30,000,000     30,022,572
   3.59%, 09/06/02                 2,000,000      2,001,706

Fleet National Bank
   2.27%, 09/03/02                                     1,000,000     1,000,951
   2.54%, 01/22/02                                     4,000,000     4,000,867
Goldman Sachs Group Inc.
   2.10%, 01/14/02                                     5,000,000     5,000,271
   2.13%, 05/24/02                                     7,500,000     7,504,584
   2.25%, 02/12/02                                     1,000,000     1,000,273
   2.30%, 03/08/02                                     5,000,000     5,005,537
   2.50%, 02/18/02                                     1,400,000     1,400,744
   2.55%, 01/23/02                                     8,000,000     8,001,018
   2.56%, 01/17/02                                     2,000,000     2,000,182
   2.60%, 01/14/02                                     5,000,000     5,000,447
   2.61%, 01/14/02                                     5,000,000     5,000,464
Holmes Financing No. 5 Series 1 Class A
   1.91%, 10/15/02                                    50,000,000    50,000,000
Household Finance Corp.
   2.18%, 05/14/02                                    10,000,000    10,007,665
K2 USA LLC
   1.87%, 06/17/02                                    10,000,000    10,000,000
   1.90%, 01/15/02                                    10,000,000     9,999,994
   1.93%, 10/21/02                                    15,000,000    15,000,000
Key Bank NA
   2.02%, 03/25/02                                     9,000,000     9,002,475
   2.65%, 07/02/02                                    10,000,000    10,005,577
   2.65%, 07/02/02                                    10,500,000    10,501,088
   4.01%, 03/18/02                                     3,000,000     3,000,929
Links Finance LLC
   1.84%, 01/25/02                                    10,000,000     9,999,706
Merrill Lynch & Co. Inc.
   2.50%, 07/24/02                                     4,000,000     4,004,554
   2.51%, 02/08/02                                     3,000,000     3,001,332
   2.53%, 01/15/02                                     5,000,000     5,000,347
   2.68%, 04/08/02                                    10,000,000    10,006,913
   2.82%, 03/25/02                                    15,055,000    15,063,267
Monet Trust Class A2 Notes
   1.97%, 06/28/02                                    15,000,000    15,000,000
Morgan Stanley Dean Witter & Co.
   2.30%, 05/20/02                                     3,000,000     3,003,848
   3.83%, 01/28/02                                     1,700,000     1,700,263
National City Bank
   2.17%, 03/01/02                                    10,000,000    10,000,895
Sigma Finance Inc.
   1.85%, 01/16/02                                    10,000,000     9,999,897
Textron Financial Corp. 2001-A Class A-1
   2.12%, 12/20/02                                    25,800,000    25,800,000
Unilver NV
   2.47%, 10/24/02                                    45,000,000    45,066,619
US Bancorp
   5.20%, 05/08/02                                    13,000,000    13,006,987
Wachovia Bank NA
   2.07%, 05/23/02                                     3,000,000     3,001,145

------------------------------------------------------------------------------------------------------
TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $496,966,898)                                                                       496,966,898
------------------------------------------------------------------------------------------------------
Security                                                                     Face Amount         Value
------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-2.29%

------------------------------------------------------------------------------------------------------
Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/01, due            20,000,000     20,000,000
01/02/02, with a maturity value of $20,002,000 and an effective yield of
1.80%.

Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/01, due            20,416,000     20,416,000
01/02/02, with a maturity value of $20,418,008 and an effective yield of
1.77%.
------------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost: $40,416,000)                                                                         40,416,000
------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES - 99.79%
(Cost $ 1,760,723,671)                                                                   1,760,723,671
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.21 %                                                      3,758,440

------------------------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                                    $1,764,482,111

======================================================================================================

The accompanying notes are an integral part of these financial statements.

                                                             See Crosschecks Tab
Money Market Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investments in securities, at amortized cost (Cost: $1,760,723,671) (Note 1)           $ 1,760,723,671
Cash                                                                                               901
Receivables:
    Interest                                                                                 4,061,625
                                                                                       ---------------
Total Assets                                                                             1,764,786,197
                                                                                       ---------------
LIABILITIES

Payables:
    Advisory fees (Note 2)                                                                     304,086
                                                                                       ---------------
Total Liabilities                                                                              304,086
                                                                                       ---------------
NET ASSETS                                                                             $ 1,764,482,111
                                                                                       ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2001
----------------------------------------------------------------------------


NET INVESTMENT INCOME
   Interest                                                     $ 37,482,531
                                                                ------------
Total investment income                                           37,482,531
                                                                ------------
EXPENSES (Note 2)
   Advisory fees                                                     997,827
                                                                ------------
Total expenses                                                       997,827
                                                                ------------
Net investment income                                             36,484,704
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                           26,158
                                                                ------------
Net gain on investments                                               26,158
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ 36,510,862
                                                                ============
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the Year Ended    For the Year Ended
                                                                       December 31, 2001     December 31, 2000
                                                                       -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                                                $     36,484,704    $    26,598,971
   Net realized gain                                                              26,158                 22
                                                                        ----------------    ---------------
Net increase in net assets resulting from operations                          36,510,862         26,598,993
                                                                        ----------------    ---------------
Interestholder transactions:
   Contributions                                                           7,101,626,395      1,633,105,244
   Withdrawals                                                            (5,886,952,331)    (1,391,880,314)
                                                                        ----------------    ---------------
Net increase in net assets resulting from interestholder transactions      1,214,674,064        241,224,930
                                                                        ----------------    ---------------
Increase in net assets                                                     1,251,184,926        267,823,923
                                                                        ----------------    ---------------
NET ASSETS:

Beginning of year                                                            513,297,185        245,473,262
                                                                        ----------------    ---------------
End of year                                                             $  1,764,482,111    $   513,297,185
                                                                        ================    ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


     SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Money Market Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Interest in come is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreements held by the Master Portfolio at December 31, 2001 were fully collateralized by U.S. Government and Agency obligations as follows:

--------------------------------------------------------------------------------------

                                                                      Aggregate Market
Repurchase Agreement         Interest Rate(s)     Maturity Date(s)        Value
--------------------------------------------------------------------------------------
Goldman Sachs Tri-Party           6.50%                10/01/31        $ 20,400,000
Merrill Lynch Tri-Party      4.88% - 8.00%       07/01/06 - 03/01/41     20,825,658

--------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the year ended December 31, 2001, BGIS did not receive any brokerage commissions from the Master Portfolio, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of December 31, 2001, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     At December 31, 2001, the Master Portfolio's cost for federal income tax purposes was the same as for financial statement purposes.

FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

----------------------------------------------------------------------------------------------------------------
                                     Year Ended     Year Ended    Period Ended       Period Ended
                                   December 31,   December 31,     December 31,       February 28,
                                           2001           2000          1999\\(1)\\        1999\\(4)\\
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to         \\(2)\\       0.10 %         0.10 %          0.10 %             0.10 %
average net assets

Ratio of net investment      \\(2)\\       3.66 %         6.43 %          5.23 %             5.17 %
income to average net
assets

Total return                               4.23 %         6.52 %          4.44 % \\(3)\\     2.61 % \\(3)\\
----------------------------------------------------------------------------------------------------------------

\\(1)\\ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

\\(2)\\  Annualized for periods of less than one year.

\\(3)\\  Not annualized.

\\(4)\\ For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

INDEPENDENT ACCOUNTANTS' REPORT

To the Interestholders and Board of Trustees
Master Investment Portfolio:


     In our opinion the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the "Portfolio"), at December 31, 2001, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which include confirmation of securities atDecember 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     The financial statements of the Portfolio as of December 31, 2000 and for the periods then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
San Francisco, California
February 8, 2002

Change in Independent Accountants (Unaudited)

As a result of the resignation of KPMG LLP as the Master Portfolio's independent accountants, the Audit Committee and the Board of Trustees of the Master Portfolio voted to appoint PricewaterhouseCoopers LLP as the independent accountants for the Master Portfolio's year ended December 31, 2001. During the three previous years, the audit reports of KPMG LLP contained no adverse opinion or disclaimer of opinion; nor were its reports qualified nor modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous years, there were no disagreements between the Master Portfolio and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which if not resolved to the satisfaction of KPMG LLP would have caused it to make reference to the disagreements in its report on the financial statements for such years.

Master Investment Portfolio
Trustees Information (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolios. The Trustees and Officers of Master Investment Portfolio ("MIP") also serve as the Trustees and Officers of Barclays Global Investors Funds ("BGIF"). MIP and BGIF are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee oversees 23 funds within the fund complex and serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified. Unless otherwise noted in the tables below, the address for each Trustee is 111 Center Street, Little Rock, Arkansas 72201. Additional information about MIP's Trustees may be found in Part B of each Master Portfolio's Registration Statement, which is available without charge upon request by calling toll-free 1-888-204-3956.


Officers and Interested Trustees

--------------------------------------------------------------------------------

                          Position(s), Length   Principal Occupations During
                          -------------------   ----------------------------
Name, Address and Age     of Time Served        Past 5 Years, Directorships Held
--------------------------------------------------------------------------------
Richard H. Blank, Jr., 45 Chief Operating       Vice President of Stephens
                          Officer, Secretary    Inc.; Director of Stephens
                          and Treasurer, since  Sports Management Inc.;
                          October 20, 1993      and Director of Capo Inc.
--------------------------------------------------------------------------------
*R. Greg Feltus, 50       Trustee, Chairman     Executive Vice President of
                          and President, since  Stephens Inc.; President of
                          October 20, 1993      Stephens Insurance Services
                                                Inc.; Senior Vice President of
                                                Stephens Sports Management
                                                Inc.; and President of
                                                Investors Brokerage Insurance
                                                Inc.
--------------------------------------------------------------------------------
**Lee T. Kranefuss, 40    Trustee, since        Chief Executive Officer of the
Barclays Global Investors November 16, 2001     Individual Investor Business
45 Fremont Street                               of Barclays Global Investors,
San Francisco, CA 94105                         N.A.; The Boston Consulting
                                                Group (until 1997)
--------------------------------------------------------------------------------


Disinterested Trustees

--------------------------------------------------------------------------------
                          Position(s), Length   Principal Occupations During
                          -------------------   ----------------------------
Name, Address and Age     of Time Served        Past 5 Years, Directorships Held
---------------------     --------------        --------------------------------
--------------------------------------------------------------------------------
Mary G.F. Bitterman, 57   Trustee, since        President and Chief Executive
                          November 16, 2001     Officer of the James Irvine
                                                Foundation; President and Chief
                                                Executive Officer of KQED, Inc.;
                                                Director of Pacific Century
                                                Financial Corporation/Bank of
                                                Hawaii.
--------------------------------------------------------------------------------
Jack S. Euphrat, 79       Trustee, since        Private Investor.
                          October 20, 1993
--------------------------------------------------------------------------------
W. Rodney Hughes, 75      Trustee, since        Private Investor.
                          October 20, 1993
--------------------------------------------------------------------------------
Richard K. Lyons, 41      Trustee, since        Professor, University of
                          November 16, 2001     California, Berkeley: Haas
                                                School of Business; Member,
                                                Council of Foreign Relations;
                                                Director of Matthews
                                                International Funds; Trustee
                                                of iShares Trust, Director
                                                of iShares, Inc.
--------------------------------------------------------------------------------
Leo Soong, 55             Trustee, since        Managing Director of C.G. Roxane
                          February 9, 2000      LLC; Managing Director of
                                                Crystal Geyser Roxane Water Co.;
                                                Co-Founder and President of
                                                Crystal Geyser Water Co.
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* R. Greg Feltus is deemed to be an "interested person" because he serves as the
Executive Vice President of Stephens Inc., the distributor and co-administrator for the Master Portfolios.

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** Lee T. Kranefuss is deemed to be an "interest person" because he serves as
Chief Executive Officer of the Individual Investor Business of Barclays Global Investors, N.A., the co-administrator of the Master Portfolios and the parent company of BGFA, the investment advisor for MIP.